Summary of Reserved Shares of Common Stock for Future Issuance (Detail)	Sep. 30, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Total reserved shares	4,837,486	7,857,948
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Total reserved shares		3,899,232
Series A Convertible Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Total reserved shares		54,716
Options to Purchase Common Stock [Member]
Class of Stock [Line Items]
Total reserved shares	4,837,486	3,640,000
Warrants to Purchase Common Stock [Member]
Class of Stock [Line Items]
Total reserved shares		264,000